Subsequent events - Additional Information (Detail)									1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Vessel $ / shares	Mar. 06, 2020 USD ($)	Feb. 28, 2020 USD ($) $ / shares shares	Feb. 24, 2020 USD ($) Vessel	Jan. 24, 2020 Containership	Jan. 07, 2020 USD ($)	Jan. 03, 2020 USD ($) $ / shares	Dec. 30, 2019	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 26, 2020	Jan. 17, 2020
Seaspan [Member]
Subsequent Event [Line Items]
Aggregate purchase price of vessels										$ 316,666,000
Dividends on preferred shares										70,400,000	$ 68,700,000	$ 64,400,000
Term Loans [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings										$ 1,954,375,000	$ 2,158,743,000
Maturity date								Dec. 30, 2025
Subsequent Events [Member]
Subsequent Event [Line Items]
Shares issued as consideration for acquisition | shares			29,891,266
Shares per share price | $ / shares			$ 11.10
Business acquisition equity interests, shares reserved | shares			6,664,270
Dividends declared date	Mar. 31, 2020
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 20, 2020
Dividends on common share, per share | $ / shares	$ 0.125
Aggregate commitment amount				$ 337,732,000
Leased back for a period				10 years
Subsequent Events [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 20, 2020
Dividends on common share, per share | $ / shares							$ 0.125
Aggregate commitment amount				$ 337,732,000
Number of delivered and funded vessels | Vessel	2
Number of containerships delivered | Containership					6
Subsequent Events [Member] | Seaspan [Member] | 13100 TEU vessel [Member]
Subsequent Event [Line Items]
Prepayment on remaining balance of financing arrangement						$ 48,316,000
Subsequent Events [Member] | 12000 TEU Vessels [Member]
Subsequent Event [Line Items]
Number of vessels purchase | Vessel				4
Aggregate purchase price of vessels				$ 367,100,000
Subsequent Events [Member] | 12000 TEU Vessels [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Number of vessels purchase | Vessel				4
Aggregate purchase price of vessels				$ 367,100,000
Subsequent Events [Member] | Vessels [Member]
Subsequent Event [Line Items]
Number of delivered and funded vessels | Vessel	2
Subsequent Events [Member] | Vessels [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Leased back for a period				10 years
Subsequent Events [Member] | Revolving Loan and Revolving Letter of Credit Facility [Member]
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings			$ 50,000,000
Subsequent Events [Member] | Term Loans [Member]
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings			135,000,000
Additional amount borrowed	$ 30,000,000								$ 225,000,000
Maturity date	Dec. 30, 2025								Dec. 30, 2025
Subsequent Events [Member] | Term Loans [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Additional amount borrowed	$ 30,000,000								$ 225,000,000
Maturity date	Dec. 30, 2025								Dec. 30, 2025
Subsequent Events [Member] | 2027 7.125% Notes [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate														7.125%
Subsequent Events [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Proceeds from term loan agreement		$ 100,000,000
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Mar. 31, 2020
Dividends on preferred shares, per share | $ / shares	$ 0.496875
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 29, 2020
Subsequent Events [Member] | Series D Preferred Shares [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends on preferred shares, per share | $ / shares							$ 0.496875
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 29, 2020
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Mar. 31, 2020
Dividends on preferred shares, per share | $ / shares	$ 0.515625
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 29, 2020
Subsequent Events [Member] | Series E Preferred Shares [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends on preferred shares, per share | $ / shares							$ 0.515625
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 29, 2020
Subsequent Events [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Mar. 31, 2020
Dividends on preferred shares, per share | $ / shares	$ 0.512500
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 29, 2020
Subsequent Events [Member] | Series G Preferred Shares [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends on preferred shares, per share | $ / shares							$ 0.512500
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 29, 2020
Subsequent Events [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Mar. 31, 2020
Dividends on preferred shares, per share | $ / shares	$ 0.492188
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 29, 2020
Subsequent Events [Member] | Series H Preferred Shares [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends on preferred shares, per share | $ / shares							$ 0.492188
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 29, 2020
Subsequent Events [Member] | Series I Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends declared date	Mar. 31, 2020
Dividends on preferred shares, per share | $ / shares	$ 0.500000
Dividends date paid	Apr. 30, 2020
Dividends date of record	Apr. 29, 2020
Subsequent Events [Member] | Series I Preferred Stock [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends declared date							Jan. 03, 2020
Dividends on preferred shares, per share | $ / shares							$ 0.500000
Dividends date paid							Jan. 30, 2020
Dividends date of record							Jan. 29, 2020
Subsequent Events [Member] | Series D, Series E, Series G and Series H Preferred Share [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Dividends on preferred shares							$ 16,763,000
Subsequent Events [Member] | Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2027 [Member]
Subsequent Event [Line Items]
Face value of debt			$ 100,000,000
Debt instrument, interest rate			5.50%
Percentage of issue price on principal amount			100.00%
Subsequent Events [Member] | Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2027 [Member] | Seaspan [Member]
Subsequent Event [Line Items]
Face value of debt			$ 100,000,000
Debt instrument, interest rate			5.50%
Percentage of issue price on principal amount			100.00%
Subsequent Events [Member] | APR Energy Ltd [Member] | Apple Bidco [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage			100.00%
Subsequent Events [Member] | APR Energy Ltd [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Acquired percentage			67.80%
Subsequent Events [Member] | Seaspan [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Acquired percentage													36.00%
Subsequent Events [Member] | Atlas Corp [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Acquired percentage			41.00%
Subsequent Events [Member] | Apple Bidco [Member]
Subsequent Event [Line Items]
Percentage of interest in acquired entity			100.00%